Segment And Geographic Information (Tables)	12 Months Ended
Dec. 29, 2012
Segments, Geographical Areas [Abstract]
Schedule Of Net Sales And Operating Profit By Reportable Segment
The following table presents net sales and operating profit by reportable segment (in millions):

	CRM/NMD	CV/AF	Other	Total
Fiscal Year 2012
Net sales	$3,277	$2,226	$—	$5,503
Operating profit	2,185	1,241	(2,326)	1,100
Depreciation and amortization expense	81	95	108	284
Total assets	2,347	2,974	3,950	9,271
Fiscal Year 2011
Net sales	$3,453	$2,159	$—	$5,612
Operating profit	2,145	1,144	(2,174)	1,115
Depreciation and amortization expense	95	88	113	296
Total assets	2,412	3,093	3,613	9,118
Fiscal Year 2010
Net sales	$3,420	$1,744	$—	$5,164
Operating profit	2,125	968	(1,817)	1,276
Depreciation and amortization expense	91	52	101	244
Total assets	2,150	3,097	3,319	8,566

Net Sales By Class Of Similar Products [Table Text Block]
Net sales by class of similar products for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
Cardiac rhythm management	$2,854	$3,034	$3,040
Cardiovascular	1,328	1,337	1,036
Atrial fibrillation	898	822	708
Neuromodulation	423	419	380
	$5,503	$5,612	$5,164

Net Sales By Geographic Location
Net sales by significant geographic market based on customer location for the respective fiscal years were as follows (in millions):

Net Sales	2012	2011	2010
United States	$2,594	$2,648	$2,655
International
Europe	1,432	1,559	1,314
Japan	665	641	553
Asia Pacific	456	416	324
Other	356	348	318
	2,909	2,964	2,509
	$5,503	$5,612	$5,164

Schedule Of Long-Lived Assets By Geographic Location
The amounts for long-lived assets by significant geographic market include net property, plant and equipment by physical location of the asset as follows (in millions):

Long-Lived Assets	December 29, 2012	December 31, 2011	January 1, 2011
United States	$1,036	$1,007	$966
International
Europe	82	84	86
Japan	32	31	26
Asia Pacific	82	81	74
Other	193	185	172
	389	381	358
	$1,425	$1,388	$1,324